Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue:	$ 3,334,835	$ 2,430,216	$ 6,281,576	$ 5,168,519
Cost of sales:	1,916,253	1,268,244	3,607,888	2,684,203
Gross profit	1,418,582	1,161,972	2,673,688	2,484,316
Operating expenses:
Bonuses and incentive compensation (Note 15)	862,863	687,728	862,863	687,728
Depreciation and amortization (Notes 4 & 5)	45,976	45,595	92,054	90,955
Directors fees (Note 13)	2,066	1,556	4,077	5,051
General and administrative	222,382	173,297	453,921	333,943
Provision for doubtful debts (Note 2)	65,604		65,551
Salaries, wages, consultants and benefits	202,500	105,884	405,971	223,055
Selling and marketing (Note 13)	665,828	444,520	1,291,928	764,784
Stock awareness program	(16,468)		(81,349)
Stock-based compensation (Note 9 & 13)	44,174	45,581	89,212	89,449
Content and software development (Note 7)	895,692	816,153	1,828,895	1,491,680
Total operating expenses	2,990,617	2,320,314	5,013,123	3,686,645
Loss before other income (expense) and income taxes	(1,572,035)	(1,158,342)	(2,339,435)	(1,202,329)
Other income (expense):
Foreign exchange (loss) gain	(1,937)	(21,064)	(62,373)	12,133
Interest and other income	7,119	5,764	20,391	6,238
Loss before income taxes	(1,566,853)	(1,173,642)	(2,381,417)	(1,183,958)
Income tax recovery (expense)	8,510	2,159	8,510	72,618
Net loss and comprehensive loss	$ (1,558,343)	$ (1,171,483)	$ (2,372,907)	$ (1,111,340)
Basic loss per common share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Diluted loss per common share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,304,499	131,304,499	131,304,499
Weighted average common shares outstanding, diluted	131,304,499	131,304,499	131,304,499	131,304,499